STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (14,588)	$ (9,344)	$ (8,792)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	16	15	15
Exchange rate differences on cash, cash equivalents and restricted cash	(6)	(2)	0
Share-based compensation to employees and directors	310	804	1,389
Net change in operating lease asset and liability	(10)	(9)	0
Share-based compensation to service providers	0	0	342
Warrant issuance costs	0	368	0
Interest income (expenses)	0	85	(85)
Change in warrant liability valuation	0	(1,726)	0
Loss from inducement offer letter agreement	0	1,502	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	1,605	330	356
Trade payables	76	12	73
Employees, related liabilities and accrued expenses	(24)	1,286	243
Net cash used in operating activities	(12,621)	(6,679)	(6,459)
Cash flows from investing activities
Purchase of property and equipment	(13)	(9)	(6)
Proceeds from short term deposits	0	7,000
Purchase of short-term deposit	0	(1,000)	(6,000)
Net cash provided by (used in) investing activities	(13)	5,991	(6,006)
Cash flows from financing activities
Proceeds from issuance of shares, warrants and prefunded warrants	4,000	1,703	0
Proceeds from exercise of warrants	3,165	2,511	0
Proceeds from exercise and issuance of warrants	1,583	1,334	0
Proceeds from issuance of Ordinary shares At-the market offering	1,350	0	0
Issuance costs	(1,235)	(932)	0
Net cash provided by financing activities	8,863	4,616	0
Effect of Exchange rate changes on cash, cash equivalents and restricted cash	6	2	0
Net increase (decrease) in cash, cash equivalents and restricted cash	(3,765)	3,930	(12,465)
Cash, cash equivalents and restricted cash at the beginning of the year	8,036	4,106	16,571
Cash, cash equivalents and restricted cash at the end of the year	4,271	8,036	4,106
Supplemental cash flow information:
Cash and cash equivalents	4,261	8,026	4,096
Restricted cash	10	10	10
Total cash, cash equivalents, and restricted cash	4,271	8,036	4,106
Acquisition of right-of-use assets by means of lease liabilities	$ 0	$ 113	$ 0